Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000195901 [Member]
Holdings [Line Items]
Percent of Net Asset Value		[1]
Percent of Total Long Exposure		[2]
Percent of Net Long Exposure	100.00%	[3]
C000195901 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		[1],[4]
Percent of Total Long Exposure		[2],[4]
Percent of Net Long Exposure	3.50%	[3],[4]
C000195901 [Member] | Cash Cash Equivalents and Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[1],[5]
Percent of Total Long Exposure		[2],[5]
Percent of Net Long Exposure	23.00%	[3],[5]
C000195901 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value		[1]
Percent of Total Short Exposure	(3.20%)	[2]
Percent of Net Long Exposure	50.40%	[3]
C000195901 [Member] | Debt Instruments excluding Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[1]
Percent of Total Long Exposure		[2]
Percent of Net Long Exposure	23.10%	[3]
C000195901 [Member] | S And P 500 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[1]
Percent of Total Short Exposure	(1.80%)	[2]
Percent of Net Short Exposure	(1.80%)	[3]
C000195901 [Member] | Euro Stoxx 50 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[1]
Percent of Total Short Exposure	(0.70%)	[2]
Percent of Net Short Exposure	(0.70%)	[3]
C000195901 [Member] | Russell 2000 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[1]
Percent of Total Short Exposure	(0.70%)	[2]
Percent of Net Short Exposure	(0.70%)	[3]
C000195901 [Member] | Gold Related Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[1],[6]
Percent of Total Long Exposure		[2],[6]
Percent of Net Long Exposure	2.10%	[3],[6]
C000195901 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[1]
Percent of Total Long Exposure		[2]
Percent of Net Long Exposure	51.50%	[3]
C000195909 [Member]
Holdings [Line Items]
Percent of Net Asset Value		[7]
Percent of Total Long Exposure		[8]
Percent of Net Long Exposure	100.00%	[9]
C000195909 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		[7],[10]
Percent of Total Long Exposure		[8],[10]
Percent of Net Long Exposure	3.50%	[9],[10]
C000195909 [Member] | Cash Cash Equivalents and Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[7],[11]
Percent of Total Long Exposure		[8],[11]
Percent of Net Long Exposure	23.00%	[9],[11]
C000195909 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[7]
Percent of Total Short Exposure	(3.20%)	[8]
Percent of Net Long Exposure	50.40%	[9]
C000195909 [Member] | Debt Instruments excluding Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[7]
Percent of Total Long Exposure		[8]
Percent of Net Long Exposure	23.10%	[9]
C000195909 [Member] | S And P 500 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[7]
Percent of Total Short Exposure	(1.80%)	[8]
Percent of Net Short Exposure	(1.80%)	[9]
C000195909 [Member] | Euro Stoxx 50 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[7]
Percent of Total Short Exposure	(0.70%)	[8]
Percent of Net Short Exposure	(0.70%)	[9]
C000195909 [Member] | Russell 2000 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[7]
Percent of Total Short Exposure	(0.70%)	[8]
Percent of Net Short Exposure	(0.70%)	[9]
C000195909 [Member] | Gold Related Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[7],[12]
Percent of Total Long Exposure		[8],[12]
Percent of Net Long Exposure	2.10%	[9],[12]
C000195909 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[7]
Percent of Total Long Exposure		[8]
Percent of Net Long Exposure	51.50%	[9]
C000195910 [Member]
Holdings [Line Items]
Percent of Net Asset Value		[13]
Percent of Total Long Exposure		[14]
Percent of Net Long Exposure	100.00%	[15]
C000195910 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		[13],[16]
Percent of Total Long Exposure		[14],[16]
Percent of Net Long Exposure	3.50%	[15],[16]
C000195910 [Member] | Cash Cash Equivalents and Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[13],[17]
Percent of Total Long Exposure		[14],[17]
Percent of Net Long Exposure	23.00%	[15],[17]
C000195910 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[13]
Percent of Total Short Exposure	(3.20%)	[14]
Percent of Net Long Exposure	50.40%	[15]
C000195910 [Member] | Debt Instruments excluding Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[13]
Percent of Total Long Exposure		[14]
Percent of Net Long Exposure	23.10%	[15]
C000195910 [Member] | S And P 500 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[13]
Percent of Total Short Exposure	(1.80%)	[14]
Percent of Net Short Exposure	(1.80%)	[15]
C000195910 [Member] | Euro Stoxx 50 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[13]
Percent of Total Short Exposure	(0.70%)	[14]
Percent of Net Short Exposure	(0.70%)	[15]
C000195910 [Member] | Russell 2000 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[13]
Percent of Total Short Exposure	(0.70%)	[14]
Percent of Net Short Exposure	(0.70%)	[15]
C000195910 [Member] | Gold Related Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[13],[18]
Percent of Total Long Exposure		[14],[18]
Percent of Net Long Exposure	2.10%	[15],[18]
C000195910 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[13]
Percent of Total Long Exposure		[14]
Percent of Net Long Exposure	51.50%	[15]
C000195903 [Member]
Holdings [Line Items]
Percent of Net Asset Value		[19]
Percent of Total Long Exposure		[20]
Percent of Net Long Exposure	100.00%	[21]
C000195903 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		[19],[22]
Percent of Total Long Exposure		[20],[22]
Percent of Net Long Exposure	3.50%	[21],[22]
C000195903 [Member] | Cash Cash Equivalents and Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[19],[23]
Percent of Total Long Exposure		[20],[23]
Percent of Net Long Exposure	23.00%	[21],[23]
C000195903 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[19]
Percent of Total Short Exposure	(3.20%)	[20]
Percent of Net Long Exposure	50.40%	[21]
C000195903 [Member] | Debt Instruments excluding Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[19]
Percent of Total Long Exposure		[20]
Percent of Net Long Exposure	23.10%	[21]
C000195903 [Member] | S And P 500 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[19]
Percent of Total Short Exposure	(1.80%)	[20]
Percent of Net Short Exposure	(1.80%)	[21]
C000195903 [Member] | Euro Stoxx 50 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[19]
Percent of Total Short Exposure	(0.70%)	[20]
Percent of Net Short Exposure	(0.70%)	[21]
C000195903 [Member] | Russell 2000 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[19]
Percent of Total Short Exposure	(0.70%)	[20]
Percent of Net Short Exposure	(0.70%)	[21]
C000195903 [Member] | Gold Related Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19],[24]
Percent of Total Long Exposure		[20],[24]
Percent of Net Long Exposure	2.10%	[21],[24]
C000195903 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[19]
Percent of Total Long Exposure		[20]
Percent of Net Long Exposure	51.50%	[21]
C000195905 [Member]
Holdings [Line Items]
Percent of Net Asset Value		[25]
Percent of Total Long Exposure		[26]
Percent of Net Long Exposure	100.00%	[27]
C000195905 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		[25],[28]
Percent of Total Long Exposure		[26],[28]
Percent of Net Long Exposure	3.50%	[27],[28]
C000195905 [Member] | Cash Cash Equivalents and Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[25],[29]
Percent of Total Long Exposure		[26],[29]
Percent of Net Long Exposure	23.00%	[27],[29]
C000195905 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[25]
Percent of Total Short Exposure	(3.20%)	[26]
Percent of Net Long Exposure	50.40%	[27]
C000195905 [Member] | Debt Instruments excluding Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[25]
Percent of Total Long Exposure		[26]
Percent of Net Long Exposure	23.10%	[27]
C000195905 [Member] | S And P 500 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[25]
Percent of Total Short Exposure	(1.80%)	[26]
Percent of Net Short Exposure	(1.80%)	[27]
C000195905 [Member] | Euro Stoxx 50 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[25]
Percent of Total Short Exposure	(0.70%)	[26]
Percent of Net Short Exposure	(0.70%)	[27]
C000195905 [Member] | Russell 2000 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[25]
Percent of Total Short Exposure	(0.70%)	[26]
Percent of Net Short Exposure	(0.70%)	[27]
C000195905 [Member] | Gold Related Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[25],[30]
Percent of Total Long Exposure		[26],[30]
Percent of Net Long Exposure	2.10%	[27],[30]
C000195905 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[25]
Percent of Total Long Exposure		[26]
Percent of Net Long Exposure	51.50%	[27]
C000195907 [Member]
Holdings [Line Items]
Percent of Net Asset Value		[31]
Percent of Total Long Exposure		[32]
Percent of Net Long Exposure	100.00%	[33]
C000195907 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		[31],[34]
Percent of Total Long Exposure		[32],[34]
Percent of Net Long Exposure	3.50%	[33],[34]
C000195907 [Member] | Cash Cash Equivalents and Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[31],[35]
Percent of Total Long Exposure		[32],[35]
Percent of Net Long Exposure	23.00%	[33],[35]
C000195907 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[31]
Percent of Total Short Exposure	(3.20%)	[32]
Percent of Net Long Exposure	50.40%	[33]
C000195907 [Member] | Debt Instruments excluding Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[31]
Percent of Total Long Exposure		[32]
Percent of Net Long Exposure	23.10%	[33]
C000195907 [Member] | S And P 500 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[31]
Percent of Total Short Exposure	(1.80%)	[32]
Percent of Net Short Exposure	(1.80%)	[33]
C000195907 [Member] | Euro Stoxx 50 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[31]
Percent of Total Short Exposure	(0.70%)	[32]
Percent of Net Short Exposure	(0.70%)	[33]
C000195907 [Member] | Russell 2000 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[31]
Percent of Total Short Exposure	(0.70%)	[32]
Percent of Net Short Exposure	(0.70%)	[33]
C000195907 [Member] | Gold Related Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[31],[36]
Percent of Total Long Exposure		[32],[36]
Percent of Net Long Exposure	2.10%	[33],[36]
C000195907 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[31]
Percent of Total Long Exposure		[32]
Percent of Net Long Exposure	51.50%	[33]
C000195908 [Member]
Holdings [Line Items]
Percent of Net Asset Value		[37]
Percent of Total Long Exposure		[38]
Percent of Net Long Exposure	100.00%	[39]
C000195908 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		[37],[40]
Percent of Total Long Exposure		[38],[40]
Percent of Net Long Exposure	3.50%	[39],[40]
C000195908 [Member] | Cash Cash Equivalents and Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[37],[41]
Percent of Total Long Exposure		[38],[41]
Percent of Net Long Exposure	23.00%	[39],[41]
C000195908 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[37]
Percent of Total Short Exposure	(3.20%)	[38]
Percent of Net Long Exposure	50.40%	[39]
C000195908 [Member] | Debt Instruments excluding Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[37]
Percent of Total Long Exposure		[38]
Percent of Net Long Exposure	23.10%	[39]
C000195908 [Member] | S And P 500 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[37]
Percent of Total Short Exposure	(1.80%)	[38]
Percent of Net Short Exposure	(1.80%)	[39]
C000195908 [Member] | Euro Stoxx 50 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[37]
Percent of Total Short Exposure	(0.70%)	[38]
Percent of Net Short Exposure	(0.70%)	[39]
C000195908 [Member] | Russell 2000 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[37]
Percent of Total Short Exposure	(0.70%)	[38]
Percent of Net Short Exposure	(0.70%)	[39]
C000195908 [Member] | Gold Related Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[37],[42]
Percent of Total Long Exposure		[38],[42]
Percent of Net Long Exposure	2.10%	[39],[42]
C000195908 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[37]
Percent of Total Long Exposure		[38]
Percent of Net Long Exposure	51.50%	[39]
C000195904 [Member]
Holdings [Line Items]
Percent of Net Asset Value		[43]
Percent of Total Long Exposure		[44]
Percent of Net Long Exposure	100.00%	[45]
C000195904 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		[43],[46]
Percent of Total Long Exposure		[44],[46]
Percent of Net Long Exposure	3.50%	[45],[46]
C000195904 [Member] | Cash Cash Equivalents and Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[43],[47]
Percent of Total Long Exposure		[44],[47]
Percent of Net Long Exposure	23.00%	[45],[47]
C000195904 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[43]
Percent of Total Short Exposure	(3.20%)	[44]
Percent of Net Long Exposure	50.40%	[45]
C000195904 [Member] | Debt Instruments excluding Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[43]
Percent of Total Long Exposure		[44]
Percent of Net Long Exposure	23.10%	[45]
C000195904 [Member] | S And P 500 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[43]
Percent of Total Short Exposure	(1.80%)	[44]
Percent of Net Short Exposure	(1.80%)	[45]
C000195904 [Member] | Euro Stoxx 50 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[43]
Percent of Total Short Exposure	(0.70%)	[44]
Percent of Net Short Exposure	(0.70%)	[45]
C000195904 [Member] | Russell 2000 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[43]
Percent of Total Short Exposure	(0.70%)	[44]
Percent of Net Short Exposure	(0.70%)	[45]
C000195904 [Member] | Gold Related Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[43],[48]
Percent of Total Long Exposure		[44],[48]
Percent of Net Long Exposure	2.10%	[45],[48]
C000195904 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[43]
Percent of Total Long Exposure		[44]
Percent of Net Long Exposure	51.50%	[45]
C000195906 [Member]
Holdings [Line Items]
Percent of Net Asset Value		[49]
Percent of Total Long Exposure		[50]
Percent of Net Long Exposure	100.00%	[51]
C000195906 [Member] | Other Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value		[49],[52]
Percent of Total Long Exposure		[50],[52]
Percent of Net Long Exposure	3.50%	[51],[52]
C000195906 [Member] | Cash Cash Equivalents and Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value		[49],[53]
Percent of Total Long Exposure		[50],[53]
Percent of Net Long Exposure	23.00%	[51],[53]
C000195906 [Member] | Net Equity Exposure [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.60%	[49]
Percent of Total Short Exposure	(3.20%)	[50]
Percent of Net Long Exposure	50.40%	[51]
C000195906 [Member] | Debt Instruments excluding Short Term Government Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.10%	[49]
Percent of Total Long Exposure		[50]
Percent of Net Long Exposure	23.10%	[51]
C000195906 [Member] | S And P 500 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[49]
Percent of Total Short Exposure	(1.80%)	[50]
Percent of Net Short Exposure	(1.80%)	[51]
C000195906 [Member] | Euro Stoxx 50 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[49]
Percent of Total Short Exposure	(0.70%)	[50]
Percent of Net Short Exposure	(0.70%)	[51]
C000195906 [Member] | Russell 2000 Index Option Puts [Member]
Holdings [Line Items]
Percent of Net Asset Value		[49]
Percent of Total Short Exposure	(0.70%)	[50]
Percent of Net Short Exposure	(0.70%)	[51]
C000195906 [Member] | Gold Related Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[49],[54]
Percent of Total Long Exposure		[50],[54]
Percent of Net Long Exposure	2.10%	[51],[54]
C000195906 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.50%	[49]
Percent of Total Long Exposure		[50]
Percent of Net Long Exposure	51.50%	[51]

[1]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[2]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[3]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[4]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[5]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
[6]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[7]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[8]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[9]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[10]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[11]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
[12]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[13]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[14]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[15]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[16]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[17]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
[18]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[19]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[20]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[21]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[22]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[23]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
[24]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[25]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[26]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[27]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[28]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[29]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
[30]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[31]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[32]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[33]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[34]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[35]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
[36]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[37]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[38]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[39]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[40]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[41]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
[42]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[43]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[44]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[45]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[46]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[47]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
[48]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
[49]	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
[50]	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
[51]	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
[52]	Other includes currency derivatives and/or the offsetting of the leverage produced by derivative positions.
[53]	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities (including U.S. Treasury securities with a maturity of less than 3 years for the purpose of this presentation), and other assets less liabilities.
[54]	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain gold related exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.